UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Dryden California Municipal Fund/California Income Series

Schedule of Investments

as of November 30, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 100.0%
Municipal Bonds 100.0%
Abag Fin. Auth. For Nonprofit Corp. Rev.,
San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,703,861
Schs. of Sacred Heart, Ser. A (Pre-refunded date 6/01/10)(e)	Baa3	6.45	6/01/30	1,500	1,624,920
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	2,000	2,094,240
Berkeley Uni. Sch. Dist. Election of 2000, F.G.I.C., G.O.	Aaa	5.00	8/01/31	1,645	1,727,250
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3	Zero	6/01/21	1,000	801,840
California Ed. Facs. Auth. Rev., Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,850,590
California Hlth. Facs. Fin. Auth., Rev., Rfdg. Cedars Sinai Med. Ctr.	A2	5.00	11/15/21	2,000	2,052,760
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	7,815	4,482,137
California Infrastructure & Econ. Dev. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,529,220
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25	6/01/26	1,100	1,057,221
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	467,665
California Poll. Ctrl Fin. Auth. Rfdg. Pacific Gas-D-Rmkt. A.M.T., F.G.I.C.	Aaa	4.75	12/01/23	2,500	2,515,200
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	110	112,143
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	Aa3	5.00	5/01/17	3,320	3,485,568
California St.,
G.O.	A1	5.50	4/01/30	5	5,419
G.O.	A1	5.00	11/01/37	2,000	2,023,320
G.O. (Pre-refunded date 4/01/14)(e)	A1	5.50	4/01/30	225	251,991
G.O., M.B.I.A.	Aaa	5.25	2/01/27	4,000	4,223,560
G.O., Various Purp.	A1	5.00	3/01/27	2,000	2,039,140
California St. Pub. Wks. Brd., Lease Rev., Dept.,
Corrections & Rehab. Ser. F	A2	5.00	11/01/21	1,460	1,520,210
General Service, Ser. J	A2	5.25	6/01/28	750	768,600
Corrections & Rehab. Ser. F	A2	5.00	11/01/19	1,325	1,396,153
Mental Hlth. Coalinga, Ser. A	A2	5.50	6/01/18	5,970	6,548,433
California Statewide Cmntys. Dev. Auth. Rev.,
Irvine LLC, U.C.I. East Rfdg.	Baa2	5.00	5/15/32	2,000	1,899,840
Kaiser, Ser. C	A+(c)	5.25	8/01/31	1,000	1,014,530
Drew Sch.	NR	5.30	10/01/37	1,000	934,730
Windrush Sch.	NR	5.50	7/01/37	1,000	970,120

California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR	Zero	9/01/22	4,440	1,933,798
Central Joint Pwrs., Hlth. Fin. Auth., Cmnty. Hosps., C.O.P. (Pre-refunded date 2/01/10)(e)	Baa2	6.00	2/01/30	2,000	2,133,720
Chaffey Cmnty. Clg. Dist., Election of 2002, Ser. C, G.O., M.B.I.A.	Aaa	5.00	6/01/27	2,500	2,637,325
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,445	1,486,573
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.25	10/01/27	1,540	1,463,431
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	1,006,260
Colton Joint Unified School Dist. G.O., F.G.I.C.	Aaa	5.25	2/01/21	1,830	1,980,115
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	Aaa	5.00	9/01/24	2,000	2,077,980
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,105,071
El Dorado Cnty., Spec. Tax,
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,030,030
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	484,586
Folsom Pub. Fing. Auth. Spl. Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	9/01/28	1,700	1,760,945
Folsom Spec.Tax, Cmnty. Facs.,
Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,450	2,513,308
Dist. No. 10 (Pre-refunded date 9/01/09)(e)	NR	6.875	9/01/19	770	829,275
Dist. No. 10	NR	6.875	9/01/19	1,230	1,288,769
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd.,
Sr. Lien, Convertible C.A.B.S. (converts to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	2,890	2,763,158
Ser. A (Pre-refunded Date 1/01/10)(e)	Aaa	7.15	1/01/13	4,750	5,209,183
Galt Jt. Un. High Sch. Dist., Election 2005, Ser. B, F.G.I.C., G.O.	Aaa	5.00	8/01/31	1,310	1,357,985
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	3,532,153
Golden St. Tobacco Securitization Corp. California Tobbaco Settlement Rev.,
Asset-Bkd. Sr. Ser. A-1	Baa3	5.75	6/01/47	2,000	1,879,000
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 6/01/13)(e)	Aaa	6.75	6/01/39	2,700	3,138,993
Asset-Bkd., Ser. A, Convertible C.A.B.S. (converts to 4.60% on 6/01/10) A.M.B.A.C.	Aaa	Zero	6/01/23	3,000	2,600,490
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	2/01/19	2,110	1,299,085
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000	954,040
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000	1,133,760
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	2,535	2,609,783
Loma Linda Hospital Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	2,000	1,998,100
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000	3,498,990
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave.	NR	6.375	9/01/23	3,000	3,077,400

Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S. (e)	Aaa	Zero		9/01/10	3,770	3,434,922
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj	NR	6.50		6/01/21	1,500	1,511,100
Metro. Wtr. Dist. of Southern California Waterworks Rev.,
Unrefunded Balance Ser. A	Aa2	5.75		7/01/21	2,240	2,606,710
Linked, S.A.V.R.S., R.I.B.S	Aa2	5.75		8/10/18	2,000	2,286,820
Natomas Uni. Sch. Dist., Election 2002, Ser. B, G.O., F.G.I.C.	Aaa	5.00		9/01/27	1,555	1,617,184
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1(Pre-refunded Date 10/01/10)(e)	NR	7.10		10/01/30	1,320	1,478,413
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00		9/02/11	385	399,399
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S., A.M.B.A.C., T.C.R.S.(f)	Aaa	6.20		2/14/11	9,000	9,747,810
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S. (Purchased 2/17/1998; cost $713,528)(g)	Aa2	7.756	(h)	2/14/11	1,500	1,749,270
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25		9/01/23	2,000	2,111,120
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50		5/01/29	1,500	1,718,490
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero		8/01/26	1,375	563,049
Ser. B, F.S.A.(Pre-refunded date 8/01/13)(e)	Aaa	5.80		8/01/34	2,700	3,080,565
Port Oakland Rfdg. Inter. Lien, Ser. A, M.B.I.A., A.M.T.	Aaa	5.00		11/01/29	3,000	3,042,060
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75		8/15/15	1,000	1,032,520
Puerto Rico Comnwlth.,
G.O., M.B.I.A.(d)	AAA	5.75		7/01/10	4,000	4,239,880
Govt. Dev. Bk., Ser. C, G.O., A.M.T.	Baa3	5.25		1/01/15	1,000	1,054,340
Pub. Impt. Ser. A, G.O. (Pre-refunded date 7/01/16)(e)	Baa3	5.25		7/01/30	570	640,709
Pub. Impt. Ser. A, G.O., Unrefunded Balance	Baa3	5.25		7/01/30	430	435,913
Hwy. & Trans. Auth. Rev., Ser G, F.G.I.C.	Aaa	5.25		7/01/17	1,260	1,372,291
Puerto Rico Electric Pwr. Auth. Pwr.
Ser. TT	A3	5.00		7/01/22	750	767,175
Ser. TT	A3	5.00		7/01/32	750	751,103
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3	5.00		7/01/47	2,500	2,447,550
Redding Elec. Sys. Rev.,
C.O.P., Linked
S.A.V.R.S.& R.I.B.S., M.B.I.A., partial E.T.M.(e)	Aaa	6.368		7/01/22	100	119,371
M.B.I.A., E.T.M.(e)(g)	Aaa	9.004	(h)	7/01/22	3,090	4,287,128
Riverside Uni. Sch. Dist. Spec. Tax, Cmnty. Facs.,
Dist. No. 7, Ser. A (Pre-refunded date 9/01/10)(e)	NR	6.90		9/01/20	1,320	1,457,544
Dist. No. 7, Ser. A (Pre-refunded date 9/01/10)(e)	NR	7.00		9/01/30	1,000	1,106,680
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A	Aaa	Zero		8/01/16	1,400	982,226
Sacramento City Fin. Auth. Tax Alloc. Comb, Proj.,
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero		11/01/17	5,695	3,789,168

Ser. B, C.A.B.S., M.B.I.A.,	Aaa	Zero	11/01/16	5,700	3,989,658
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Rfdg. Regl., Ser. B, F.G.I.C., Fltg.	Aaa	4.296	12/01/35	1,000	906,170
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00	8/15/28	2,500	2,581,625
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.88	9/01/29	3,000	3,061,050
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00	7/01/19	1,000	1,192,160
San Francisco City & Cnty., Redev. Agcy. Lease Rev., George R. Moscone, C.A.B.S.	A1	Zero	7/01/09	2,000	1,891,720
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)	Aaa	Zero	1/01/11	2,000	1,800,720
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR	6.50	9/01/25	2,160	2,201,990
Santa Margarita Wtr. Dist. Spec. Tax, Fac. Dist. 99-1 Escrow (Pre-refunded date 9/01/09)(e)	NR	6.25	9/01/29	1,960	2,086,224
Santa Margarita, Dana Point Auth., Impv. Rev.,
Dists., 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,439,620
Dists., 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/13	1,990	2,373,433
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/29	1,250	433,250
Santa Monica Cmnty. College Dist., Election 2002, Ser. A, F.G.I.C., G.O. C.A.B.S.	Aaa	Zero	8/01/28	1,055	381,826
Southern California Pub. Pwr. Auth.,
Rfdg., PNC GIC Proj. Rev.	A2	6.75	7/01/13	1,000	1,156,980
Nat. Gas. Proj. No. 1, Ser. A	Aa3	5.00	11/01/29	1,000	972,700
PNC GIC Pwr. Proj.(f)	A2	6.75	7/01/10	5,265	5,685,726
Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S.(e)	Aaa	Zero	7/01/16	16,325	11,648,376
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	9/01/11	3,000	2,638,590
Tobacco Securization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45	2,000	1,802,380
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,129,380
University of CA Rev.,
UCLA Med. Ctr., Ser. A, A.M.B.A.C. (Pre-refunded date 5/15/12)(e)	Aaa	5.25	5/15/30	1,000	1,088,420
Unrefunded, Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	1,000	1,036,410
Vallejo, Touro Univ., C.O.P.	Ba1	7.375	6/01/29	2,500	2,609,850
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A(g)	B-(c)	6.50	5/15/25	1,000	932,890

Total long-term investments (cost $211,149,464)					226,755,625

SHORT-TERM INVESTMENTS 1.0%
Municipal Bonds 1.0%
California Hsg. Fin. Agy. Rev. Home Mtge., Ser. 2002-U, A.M.T., F.R.D.D., F.S.A.(b)	VMIG1	3.68	12/03/07	300	300,000
California Hsg. Fin. Agy. Var. Amt. Home Mtg. Ser.- U, A.M.T., F.R.D.D., F.S.A.(b)	VMIG1	3.68	12/03/07	400	400,000

Mun. Secs. Trust Cert., Rev., Los Angeles Unif. Sch. Dist. Ser. 2001-135, Class A Cert., G.O., F.R.D.D., F.G.I.C.(b)	A-1(c)	3.60	12/03/07	1,500	1,500,000
Municipal Secs. Trust Ctfs., San Francisco Arpt. Rev., F.R.D.D., F.G.I.C. A.M.T.(b)	A-1(c)	3.60	12/03/07	100	100,000

Total short-term investments (cost $2,300,000)					2,300,000

Total Investments 101.0% (cost $213,449,464)(j)					229,055,625
Liabilities in excess of other assets(i)(k) (1.0)%					(2,378,919)

Net Assets 100.0%					$226,676,706

a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.(b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Represents entire position utilized in the municipal tender option bond transaction. The principal amount of the inverse floater and the floating rate note (included in the liabilities) are $2,000,000 and $2,000,000, respectively.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2007.
(i)	Includes $2,000,000 payable for the floating rate note issued.
(j)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 211,060,827	$19,223,308	$1,228,510	$17,994,798

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(k)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2007	Unrealized Appreciation (Depreciation)
	Long Positions:
60	U.S. Treasury 5 Yr. Notes	Mar. 2008	$6,586,050	$6,606,563	$20,513
42	U.S. Treasury 30 Yr. Bond	Mar. 2008	4,924,922	4,921,875	(3,047)

	Short Positions:
2	U.S. Treasury 10 Yr. Notes	Dec. 2007	220,310	227,844	(7,534)

					$9,932

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Dryden California Municipal Fund/California Income Series (the “Fund”) values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 24, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.